INCOME TAXES - Schedule of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 1,674,979
Canada
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	1,388,893
United States
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	67,960
Mexico
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	200,769
Other
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 17,357